Investments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Summary of Equity Investments

The classification of investment in securities reported in long-term investments on the Condensed Consolidated Balance Sheets is summarized as follows:

	June 30, 2019	December 31, 2018
Investment in securities under available-for-sale method	$4,799	$1,845
Investment in securities under the cost method	12,262	15,066
Investment in joint venture under the equity method	6,134	—

Total investment in securities	$23,195	$16,911

The following table provides a summary of the classification of our investment in equities:

	December 31,
	2018	2017
Investments in equities under available-for-sale method	$1,845	$—
Investment in equities under the cost method	15,066	—

Total investment in equities	$16,911	$—

Short-term Investments [Member]
Summary of Available for Sale Securities

The following table summarizes the unrealized gains and losses and estimated fair value of our short-term investments as of December 31, 2018:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Treasury bills	$30,367	$32	$64	$30,335

Total	$30,367	$32	$64	$30,335

Long-term Investments [Member]
Summary of Available for Sale Securities

The following table summarizes the unrealized gains and losses and estimated fair value of our long-term investments as of December 31, 2018:

	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment in equities	$17,713	$—	$802	$16,911

Total	$17,713	$—	$802	$16,911